Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	$ 5,109,212	$ 5,081,381
Accumulated amortization	(830,553)	(370,538)
Net book value	4,278,659	4,710,843
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	4,076,435	4,056,642
Order backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	536,934	528,022
Trade names & brands
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	204,621	204,685
Patient database
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	170,238	170,525
Technology assets
Acquired Finite-Lived Intangible Assets [Line Items]
Total cost	$ 120,984	$ 121,507